IFRS 7 Disclosure (Market Risk - Portfolio Market Risk Measures) (Details) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2026	Jan. 31, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Market Risk [Line Items]
Total VaR (one-day measure)	$ 36.0
Interest rate risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	11.7
Credit risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	18.0
Equity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	27.9
Currency risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	2.1
Commodity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	25.1
Idiosyncratic debt specific risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	16.2
Risk diversification effect [member]
Market Risk [Line Items]
Total VaR (one-day measure)	(65.0)
Average risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	40.1	$ 42.2	$ 35.9	$ 41.1	$ 32.1
Average risk [member] | Interest rate risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	15.3	12.6	12.8	14.0	12.6
Average risk [member] | Credit risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	19.6	14.8	20.1	17.2	19.9
Average risk [member] | Equity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	17.6	16.1	9.6	16.8	8.9
Average risk [member] | Currency risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	4.1	5.1	3.8	4.6	3.9
Average risk [member] | Commodity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	35.5	37.1	23.1	36.3	14.5
Average risk [member] | Idiosyncratic debt specific risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	17.1	15.3	23.4	16.2	21.5
Average risk [member] | Risk diversification effect [member]
Market Risk [Line Items]
Total VaR (one-day measure)	(69.1)	$ (58.8)	$ (56.9)	$ (64.0)	$ (49.2)
High risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	54.1
High risk [member] | Interest rate risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	23.5
High risk [member] | Credit risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	26.0
High risk [member] | Equity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	36.9
High risk [member] | Currency risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	8.2
High risk [member] | Commodity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	49.6
High risk [member] | Idiosyncratic debt specific risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	20.0
Low risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	32.0
Low risk [member] | Interest rate risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	9.8
Low risk [member] | Credit risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	13.5
Low risk [member] | Equity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	7.3
Low risk [member] | Currency risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	1.3
Low risk [member] | Commodity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	25.1
Low risk [member] | Idiosyncratic debt specific risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	$ 14.3